Pensions and other post-employment benefits - Fair values of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair values of the assets and liabilities
Recognised on the balance sheet	£ (46)	£ (95)
Included in post-employment benefits assets	68	36
Included in post-employment benefits obligations	(114)	(131)
Pension schemes
Fair values of the assets and liabilities
Listed equities	180	166
Property	70	68
Listed bonds	325	326
Insurance contracts	68	69
Other assets	58	49
Fair value of assets	699	660
Asset ceiling restriction	16
Present value of scheme obligations	(665)	(675)
Recognised on the balance sheet	34	(15)	£ (36)
Included in post-employment benefits assets	68	36
Included in post-employment benefits obligations	(34)	(51)
Actual return/(loss) on plan assets	9	28
Pension schemes | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	701	678
Pension schemes | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(2)	(18)
Pension schemes | Present value of obligation
Fair values of the assets and liabilities
Recognised on the balance sheet	(665)	(675)	(697)
Pension schemes | Germany
Fair values of the assets and liabilities
Listed equities	62	56
Listed bonds	63	57
Insurance contracts	24	24
Fair value of assets	149	137
Present value of scheme obligations	(165)	(170)
Recognised on the balance sheet	(16)	(33)
Included in post-employment benefits obligations	(16)	(33)
Actual return/(loss) on plan assets	6	11
Pension schemes | Germany | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	149	137
Pension schemes | Switzerland
Fair values of the assets and liabilities
Listed equities	81	74
Property	70	68
Listed bonds	107	88
Insurance contracts	44	45
Other assets	43	34
Fair value of assets	343	291
Present value of scheme obligations	(318)	(291)
Recognised on the balance sheet	25
Included in post-employment benefits assets	25
Actual return/(loss) on plan assets	20	13
Pension schemes | Switzerland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	345	309
Pension schemes | Switzerland | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(2)	(18)
Pension schemes | Ireland
Fair values of the assets and liabilities
Listed equities	34	32
Listed bonds	150	162
Other assets	3	2
Fair value of assets	187	196
Present value of scheme obligations	(151)	(169)
Recognised on the balance sheet	36	27
Included in post-employment benefits assets	36	27
Actual return/(loss) on plan assets	(19)	1
Pension schemes | Ireland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	187	196
Pension schemes | Rest of World
Fair values of the assets and liabilities
Listed equities	3	4
Listed bonds	5	19
Other assets	12	13
Fair value of assets	20	36
Present value of scheme obligations	(31)	(45)
Recognised on the balance sheet	(11)	(9)
Included in post-employment benefits assets	7	9
Included in post-employment benefits obligations	(18)	(18)
Actual return/(loss) on plan assets	2	3
Pension schemes | Rest of World | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	20	36
Post retirement obligations
Fair values of the assets and liabilities
Present value of scheme obligations	(80)	(80)
Recognised on the balance sheet	£ (80)	£ (80)	£ (85)